UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTEREED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31 2004 Vanguard Mid-Cap Growth Fund	Shares	Market Value (000)
COMMON STOCKS (95.9%)
Auto & Transportation (1.7%)
Southwest Airlines Co.	433,700	$ 6,276
Consumer Discretionary (26.5%)
Royal Caribbean Cruises, Ltd.	302,750	12,943
Manpower Inc.	220,590	9,607
Strayer Education, Inc.	77,714	7,571
* Iron Mountain, Inc.	233,275	7,528
* Fossil, Inc.	301,700	7,298
* Monster Worldwide, Inc.	302,000	6,671
* Corinthian Colleges, Inc.	348,950	6,532
* Univision Communications Inc.	213,340	6,180
* Marvel Enterprises, Inc.	442,972	5,781
* Education Management Corp.	186,250	5,170
* Coach, Inc.	116,630	4,991
* AnnTaylor Stores Corp.	165,450	4,441
* Columbia Sportswear Co.	77,800	4,260
* VeriSign, Inc.	233,250	4,084
* Getty Images, Inc.	74,100	4,047
Cintas Corp.	65,920	2,766

	99,870

Financial Services (1.7%)
CIT Group Inc.	189,700	6,594

Health Care (22.0%)
* MGI Pharma, Inc.	298,300	8,355
Cooper Cos., Inc.	124,094	7,377
* Stericycle, Inc.	148,250	7,264
* Cytyc Corp.	298,350	7,211
* INAMED Corp.	130,150	7,052
* Caremark Rx, Inc.	209,700	6,396
* Express Scripts Inc.	95,800	6,284
* Varian Medical Systems, Inc.	77,800	5,369
* Millipore Corp.	99,400	5,237
Omnicare, Inc.	178,850	5,056
* Protein Design Labs, Inc.	278,500	4,512
* Elan Corp. PLC ADR	213,400	4,385
* Kinetic Concepts, Inc.	84,050	3,776
* Eyetech Pharmaceuticals, Inc.	88,250	3,274
* Taro Pharmaceutical Industries Ltd.	70,286	1,569

	83,117

Other Energy (6.3%)
Patterson-UTI Energy, Inc.	379,700	6,922
GlobalSantaFe Corp.	240,500	6,590
ENSCO International, Inc.	211,555	6,370
Peabody Energy Corp.	68,100	3,826

	23,708

Materials & Processing (1.7%)
Precision Castparts Corp.	115,700	6,517

Producer Durables (6.2%)
Tektronix, Inc.	274,800	8,354
* Polycom, Inc.	338,100	6,519
* Thermo Electron Corp.	180,800	4,650
Rockwell Collins, Inc.	110,400	3,778

	23,301

Technology (22.5%)
* TIBCO Software Inc.	1,074,000	7,593
* Cognizant Technology Solutions Corp.	264,000	7,273
* Comverse Technology, Inc.	419,450	7,156
* Hyperion Solutions Corp.	168,900	6,928
* Symantec Corp.	146,450	6,848
* Macromedia, Inc.	321,850	6,501
Rockwell Automation, Inc.	173,600	6,494
Adobe Systems, Inc.	153,650	6,481
* Jabil Circuit, Inc.	251,309	5,466
* Marvell Technology Group Ltd.	213,400	4,955
* ATI Technologies Inc.	273,790	4,408
* SINA.com	148,800	4,218
* Anteon International Corp.	133,800	4,167
* Mercury Interactive Corp.	89,900	3,287
* Network Appliance, Inc.	164,800	3,182

	84,957

Utilities (5.4%)
* Nextel Partners, Inc.	656,400	10,548
* NII Holdings Inc.	160,950	6,119
* UnitedGlobalCom Inc., Class A	584,000	3,703

	20,370

Other (1.9%)
Brunswick Corp.	184,400	7,197

TOTAL COMMON STOCKS
(Cost $361,959)	361,907

TEMPORARY CASH INVESTMENT (6.8%)

Vanguard Market Liquidity Fund, 1.33%**	25,871,469	25,873

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $25,873)	25,873

TOTAL INVESTMENTS (102.7%)
(Cost $387,832)	387,780

OTHER ASSETS AND LIABILITIES-NET (-2.7%)	(10,275)

NET ASSETS (100%)	$ 377,505

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not trades on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $387,832,000. Net unrealized depreciation of investment securities was $52,000, consisting of unrealized gains of $26,631,000 on securities that had risen in value since their purchase and $26,683,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.